Accounts Receivable	12 Months Ended
Dec. 31, 2025
Forge Nano, Inc.
Accounts Receivable
Accounts Receivable

4.Accounts Receivable

The following is the detail of accounts receivable as of December 31:

	2025	2024
Trade accounts receivable	$2,003	$1,652
Less: allowance for credit losses	(40)	(33)
Net accounts receivable	$1,963	$1,619

The activity in the allowance for credit losses is as follows:

	2025	2024
Balance – January 1	$(33)	$(52)
Additions charged to expense	(24)	(4)
Deductions/Write-offs	17	23
Balance – December 31	$(40)	$(33)

Accounts receivable, net consist of the following:

	December 31,	December 31,
	2025	2024
Balance - January 1	$1,652	$2,614
Invoicing	8,816	7,610
Payments	(8,488)	(8,401)
Write-offs	40	(33)
Credit memos	(17)	(138)
	$2,003	$1,652